Segments (Reconciliation of Net Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Net loss for reportable segments, net of income taxes	$ (7,517)	$ (7,632)
Net loss from continuing operations			$ (57,167)	$ (45,527)
Total net loss	(5,708)	(2,315)	(40,447)	(16,150)
Gain on settlement of accounts payable			(2,132)	0
Interest expense	(1,651)	(856)	(3,788)	(2,050)
Loss on contingent consideration			0	2,222
Reportable Segments
Segment Reporting Information [Line Items]
Net loss for reportable segments, net of income taxes	(3,230)	(2,315)
Net loss from continuing operations			(40,375)	(15,491)
Reconciling Items
Segment Reporting Information [Line Items]
Other (loss) gain, net	(2,478)	0	(72)	(659)
Total compensation	0	4,250
Stock compensation related to corporate financing activities			(11,017)	(21,141)
Corporate expenses, net allocated to discontinued operations	(158)	(211)	(1,915)	(3,262)
Interest expense	$ (1,651)	$ (856)	(3,788)	(2,050)
Loss on contingent consideration			0	(2,222)
Corporate financing expenses			$ 0	$ (702)